LOSS PER SHARE (Schedule of Basic Earnings Per Ordinary Share) (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per share denominator		371,513,458	359,193,482	153,099,405
Reconciliation to weighted average (loss)/earnings per share denominator:
Basic (loss)/earnings per share denominator		371,513,458	359,193,482	153,099,405
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per share denominator		371,513,458	359,193,482	153,099,405
Reconciliation to weighted average (loss)/earnings per share denominator:
Number of ‘A’ ordinary shares at January 1		371,749,080	165,865,882	164,985,882
Weighted average number of ‘A’ ordinary shares issued during the year	[1]	12,319,978	205,883,200	669,123
Weighted average number of treasury shares		(12,555,600)	(12,555,600)	(12,555,600)
Basic (loss)/earnings per share denominator		371,513,458	359,193,482	153,099,405

[1]	The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.